Annual Total Returns - Franklin LifeSmart™ 2030 Retirement Target Fund [BarChart] - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2030 Retirement Target Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2014	5.28%
Annual Return 2015	(1.75%)
Annual Return 2016	2.93%
Annual Return 2017	16.73%
Annual Return 2018	(6.32%)
Annual Return 2019	18.80%